Business Combination and Related Transactions - Narrative (Details) - Sense Photonics Inc. - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Oct. 22, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 72,800
Business acquisition, equity interest Issued (in shares)	9,163,982
Business combination, consideration transferred, equity interests issued	$ 60,000
Business combination, consideration transferred, share-based compensation related to pre-acquisition service	1,100
Payments to acquire businesses	$ 11,700
Business combination, consideration transferred, holdback shares (in shares)	1,573,427
Business combination, consideration transferred, holdback shares	$ 10,300
Business combination, consideration transferred, holdback shares, release term	18 months
Transaction costs	$ 1,500
Business combination, revenue of acquiree since acquisition date, actual		$ 0
Pro forma net income (loss) adjustment			$ (107,352)	$ (139,850)
Fair Value Adjustment to Intangible Assets
Business Acquisition [Line Items]
Pro forma net income (loss) adjustment			4,500	3,700
Acquisition-related Costs
Business Acquisition [Line Items]
Pro forma net income (loss) adjustment				1,500
Share-based Compensation Expense
Business Acquisition [Line Items]
Pro forma net income (loss) adjustment			$ 10,800	$ 8,700